The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio – Partners Small Cap Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 23, 2020 (Accession No. 0001193125- 20-116922), which is incorporated herein by reference.

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